SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Disclosure of events after reporting period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On January 26, 2026, the Board of Directors declared the following quarterly distribution on the partnership’s:

–LP Units of $0.28 per unit ($1.12 on an annualized basis) payable on March 31, 2026 to unitholders of record at the close of business on February 27, 2026;

–Class A Cumulative Redeemable Perpetual Units, Series 1, $0.40625 per unit ($1.625 on an annualized basis) payable on March 31, 2026 to unitholders of record at the close of business on February 27, 2026;

–Class A Cumulative Redeemable Perpetual Units, Series 2, $0.3984375 per unit ($1.59375 on an annualized basis) payable on March 31, 2026 to unitholders of record at the close of business on February 27, 2026;

–Class A Cumulative Redeemable Perpetual Units, Series 3, $0.359375 per unit ($1.4375 on an annualized basis) payable on March 31, 2026 to unitholders of record at the close of business on February 27, 2026; and

–New LP Preferred Units, $0.390625 per unit ($1.5625 on an annualized basis) payable on March 31, 2026 to unitholders of record at the close of business on February 27, 2026.